Dividends - Additional Information (Detail) - CNY (¥)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [LineItems]
Dividends proposed per ordinary share		¥ 0.050	¥ 0	¥ 0.049
Dividends proposed or declared amount		¥ 819,000,000		¥ 740,000,000
Dividend Proposal [Member]
Statement [LineItems]
Dividends proposed per ordinary share	¥ 0.050
Dividends proposed or declared amount	¥ 819
Number of shares in on proposal of dividend	16,379,509,203